Document and Entity Information	Apr. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2023
Registrant Name	Variable Insurance Products Fund III
Central Index Key	0000927384
Investment Company Type	N-1A
Amendment Flag	false